Equity Incentive Plan (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Expiration period			10 years
Tax benefits of the stock-based compensation expense			$ 0
Tax benefits from the exercise of stock options			0
Unrecognized stock-based compensation expense			$ 78,800,000	$ 33,100,000
Remaining weighted average vesting period			2 years 9 months 18 days	3 years 6 months
Stock options
Equity Incentive Plan
Post employment exercise options				733,000
Acceleration			1,600,000
Expense related to acceleration			$ 2,600,000
Stock options | Maximum
Equity Incentive Plan
Expiration period			10 years
Performance Based Restricted Stock Units | Employees
Equity Incentive Plan
Granted	1,000,000.0	100,000		1,900,000
Restricted stock units
Equity Incentive Plan
Total fair value			$ 10,400,000
Granted			3,375,079
Board of Directors Chairman | Performance Based Restricted Stock Units
Equity Incentive Plan
Granted				1,000,000.0
2012 Plan
Equity Incentive Plan
Common Stock reserved for issuance			13,100,000
2020 Plan
Equity Incentive Plan
Common Stock reserved for issuance			25,600,000
Common shares remain available for issuance			17,000,000.0